Securities Securities - Realized Gains and Losses (Details) (Debt Securities [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Securities [Member]
Available-for-sale Securities, Gross Realized Gain (Loss) [Abstract]
Gross Gains	$ 3,685	$ 3,995	$ 5,047
Gross Losses	(311)	(1,469)	(324)
Net gains on sales of AFS debt securities	3,374	2,526	4,723
Income tax expense attributable to realized net gains on sales of AFS debt securities	$ 1,248	$ 935	$ 1,748